Restructuring Charges (Changes to Restructuring Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 77	$ 96
Charges to Earnings	288	188	$ 247
Cash Paid	(196)	(146)
Non-Cash and Other	4	(61)
Restructuring reserve, ending balance	173	77	96
Employee termination costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	57	84
Charges to Earnings	253	84
Cash Paid	(165)	(111)
Non-Cash and Other	0	0
Restructuring reserve, ending balance	145	57	84
Asset impairment costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	8	0
Charges to Earnings	1	74
Cash Paid	0	(7)
Non-Cash and Other	(1)	(59)
Restructuring reserve, ending balance	8	8	0
Facility exit costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0	(9)
Charges to Earnings	4	22
Cash Paid	(4)	(23)
Non-Cash and Other	0	0
Restructuring reserve, ending balance	0	0	(9)
Other exit costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	12	21
Charges to Earnings	30	8
Cash Paid	(27)	(5)
Non-Cash and Other	5	(2)
Restructuring reserve, ending balance	$ 20	$ 12	$ 21